Intangible assets - Balances (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Total intangible assets
Goodwill	$ 7,419	$ 7,393	$ 7,599
Total intangible assets, including goodwill	10,886	10,327
Computer software
Total intangible assets
Intangible assets	2,797	2,264	1,840
Computer software | Gross amount
Total intangible assets
Intangible assets	8,450	8,068
Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(5,653)	(5,804)
Brand Names
Total intangible assets
Intangible assets	670	670
Parent Entity
Total intangible assets
Goodwill	6,253	6,253	6,241
Total intangible assets, including goodwill	9,260	8,881
Parent Entity | Computer software
Total intangible assets
Intangible assets	2,371	1,992	$ 1,653
Parent Entity | Computer software | Gross amount
Total intangible assets
Intangible assets	7,187	6,945
Parent Entity | Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(4,816)	(4,953)
Parent Entity | Brand Names
Total intangible assets
Intangible assets	$ 636	$ 636